Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives By Asset
The estimated useful lives of DXC's property and equipment are as follows:

Buildings	Up to 40 years
Computers and related equipment	4 to 5 years
Furniture and other equipment	3 to 15 years
Leasehold improvements	Shorter of lease term or useful life up to 20 years

Schedule of Finite-Lived Intangible Assets
The Company's estimated useful lives for finite-lived intangibles are shown in the table below:

Software	2 to 10 years
Outsourcing contract costs	Contract life, excluding option years
Customer related intangibles	Expected customer service life
Acquired contract related intangibles	Contract life and first contract renewal, where applicable

	As of March 31, 2018
(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Software	$3,484	$1,918	$1,566
Outsourcing contract costs	1,569	766	803
Customer related intangible assets	5,405	666	4,739
Other intangible assets	90	19	71
Total intangible assets	$10,548	$3,369	$7,179

	As of March 31, 2017
(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Software	$2,347	$1,554	$793
Outsourcing contract costs	793	475	318
Customer related intangible assets	851	248	603
Other intangible assets	96	16	80
Total intangible assets	$4,087	$2,293	$1,794

Schedule of Recently Adopted Accounting Pronouncements and New Accounting Pronouncements
During fiscal 2018, DXC adopted the following Accounting Standards Updates ("ASU") issued by the Financial Accounting Standards Board:

Date Issued and ASU	Date Adopted and Method	Description	Impact
October 2016 ASU 2016-17 Consolidation (Topic 810): Interests held through Related Parties that are under Common Control	April 1, 2017 Retrospectively
This update alters how a decision maker considers indirect interests in a variable interest entity ("VIE") held through an entity under common control and simplifies that analysis to require consideration of only an entity’s proportionate indirect interest in a VIE held through a common control party.
The adoption of this update did not have a material impact on our financial statements.
The following ASUs were recently issued but have not yet been adopted by DXC:

Date Issued and ASU	DXC Effective Date	Description	Impact
February 2016 ASU 2016-02 "Leases (Topic 842)"	Fiscal 2020
This update is intended to increase transparency and comparability among organizations by recognizing virtually all lease assets and lease liabilities on the balance sheet and disclosing key information about lease arrangements. Early adoption of this update is permitted. This update must be adopted using a modified retrospective transition and provides for certain practical expedients.

DXC is currently evaluating the effect the adoption will have on its existing accounting policies and the financial statements in future reporting periods, but expects there will be an increase in assets and liabilities on its balance sheets at adoption due to the recording of right-of-use assets and corresponding lease liabilities, which may be significant.

May 2017 ASU 2017-09, “Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting”	Fiscal 2019
This update provides clarity as to what changes to the terms or conditions of share-based payment awards require an entity to apply modification accounting in Topic 718. This ASU is applied prospectively to changes in terms or conditions of awards occurring on or after the adoption date.

DXC will consider the impact that this update may have on future stock-based payment award modifications should they occur.
August 2017 ASU 2017-12, “Derivatives and Hedging (Topic 815)”	Fiscal 2020
This update was issued to improve the financial reporting of hedge relationships to better portray the economic results of an entity’s risk management activities in its financial statements and to make certain improvements to simplify the application of hedge accounting. This update must be adopted by applying the standard to existing hedge instruments at the adoption date and early adoption is permitted.

DXC is currently evaluating the effect the adoption of this update will have on its financial statements.
June 2016 ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”	Fiscal 2021
This update is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the existing incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update must be adopted using a prospective transition approach for debt securities for which an other-than-temporary impairment has been recognized before the effective date

DXC is currently evaluating its trade receivables and financial arrangements for the potential impact this update may have on its financial statements in future reporting periods.